UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-05549
                                                     ---------

			      REYNOLDS FUNDS, INC.
                              ------------------
               (Exact name of registrant as specified in charter)

                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                              --------------------
              (Address of principal executive offices) (Zip code)


                              Frederick L. Reynolds
                           Reynolds Capital Management
                             2580 Kekaa Drive, #115
                               Lahaina, HI 96761
                               ------------------
                    (Name and address of agent for service)

                                 1-800-773-9665
                                 --------------

               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ----------------

Date of reporting period: JUNE 30, 2007
                          -------------


Item 1. Schedule of Investments.

                             Reynolds Blue Chip Growth Fund
                                SCHEDULE OF INVESTMENTS
                                    June 30, 2007
                                     (Unaudited)


SHARES OR PRINCIPAL AMOUNT                                          VALUE
-----------------------------------------------------------------------------

COMMON STOCKS-32.5% (A)

        Aerospace-1.1%
      1,500    Boeing Co.                                           $144,240

      2,000    United Technologies Corp.                             141,860

                                                           -----------------
                                                                     286,100

        Apparel-0.7%
      2,000    Polo Ralph Lauren Corp.                               196,220


        Application Software-0.3%
      3,000    Microsoft Corp.                                        88,410


        Cable TV/Broadcasting-0.4%
      3,500    Grupo Televisa S.A. SP-ADR                             96,635


        Communication Equipment-0.4%
      4,000    Cisco Systems Inc.*                                   111,400


        Computer & Peripherals-0.6%
      1,500    Hewlett-Packard Co.                                    66,930

      1,000    International Business Machines Corp.                 105,250

                                                           -----------------
                                                                     172,180

        Energy-Services-2.6%
      1,000    Cameron International Corp.*                           71,470

      2,500    Diamond Offshore Drilling, Inc.                       253,900

      2,500    Schlumberger Ltd.                                     212,350

      1,500    Transocean Inc.*                                      158,970

                                                           -----------------
                                                                     696,690

        Engineering/Construction-0.4%
      1,000    Fluor Corp.                                           111,370


        Entertainment/Media-4.4%
      8,000    Apple, Inc.*                                          976,320

        422    Citadel Broadcasting Co.                                2,722

      5,500    The Walt Disney Co.                                   187,770

                                                           -----------------
                                                                   1,166,812

        Financial Services-4.5%
        500    Dun & Bradstreet Corp.                                 51,490

      2,500    Goldman Sachs Group, Inc.                             541,875

      2,000    Lehman Brothers Holdings Inc.                         149,040

      4,000    Merrill Lynch & Co., Inc.                             334,320

      1,500    Morgan Stanley                                        125,820

                                                           -----------------
                                                                   1,202,545

        Grocery Stores-0.4%
      2,500    Whole Foods Market, Inc.                               95,750


        Hotel-0.6%
      1,500    Marriott International, Inc.                           64,860

      1,500    Starwood Hotels & Resorts Worldwide, Inc.*            100,605

                                                           -----------------
                                                                     165,465

        Integrated Oil & Gas-0.5%
      2,000    Noble Energy, Inc.                                    124,780


        Internet Information Providers-3.9%
      1,950    Google Inc.*                                        1,020,591


        Oil & Gas Refining & Marketing-0.4%
      2,000    Tesoro Corp.                                          114,300


        Recreation-1.1%
        500    Las Vegas Sands Corp.*                                 38,195

      2,000    MGM MIRAGE*                                           164,960

      1,000    Wynn Resorts, Ltd.                                     89,690

                                                           -----------------
                                                                     292,845

        Restaurants-0.5%
      2,500    McDonald's Corp.                                      126,900


        Retail-Specialty-2.2%
      2,000    Best Buy Co., Inc.                                     93,340

      2,500    Coach, Inc.*                                          118,475

      3,500    eBay Inc.*                                            112,630

      1,000    OfficeMax Inc.                                         39,300

      1,500    Ross Stores, Inc.                                      46,200

      2,500    Starbucks Corp.*                                       65,600

      2,000    Tiffany & Co.                                         106,120

                                                           -----------------
                                                                     581,665

        Retail Stores-2.7%
      2,000    Costco Wholesale Corp.                                117,040

      3,000    J.C. Penney Company, Inc.                             217,140

      1,000    Kohl's Corp.*                                          71,030

      3,500    Nordstrom, Inc.                                       178,920

      2,000    Target Corp.                                          127,200

                                                           -----------------
                                                                     711,330

        Services-0.8%
      1,000    FedEx Corp.                                           110,970

      1,500    Priceline.com Inc.*                                   103,110

                                                           -----------------
                                                                     214,080

        Telephone Services-0.5%
      2,000    Telefonos de Mexico SA de CV- SP-ADR                   75,780

      2,500    Time Warner Telecom Inc.*                              50,250

                                                           -----------------
                                                                     126,030

        Transportation-0.8%
      2,500    PACCAR Inc                                            217,600


        Utilities-0.7%
      2,000    Constellation Energy Group                            174,340


        Wireless Communication-2.0%
      2,600    Research In Motion Ltd.*                              519,974

                                                           -----------------
               Total common stocks
		  (Cost $6,128,678) 			           8,614,012


SHORT-TERM INVESTMENTS-67.8% (A)

        U.S. Treasury Securities-54.7%
$14,500,000    U.S. Treasury Bill, 4.21%, due 7/12/07             14,481,347

                                                           -----------------
               Total U.S. treasury securities
 		 (Cost $14,481,347)                               14,481,347


        Variable Rate Demand Notes-13.1%
    880,794    American Family Financial Services, 4.99%             880,794

  1,300,000    U.S. Bank, N.A., 5.07%                              1,300,000

  1,300,000    Wisconsin Corporate Central Credit Union, 4.99%     1,300,000

                                                           -----------------
               Total variable rate demand notes
		 (Cost $3,480,794)				   3,480,794
                                                           -----------------
               Total short-term investments
		 (Cost $17,962,141)			          17,962,141
                                                           -----------------
               Total investments-100.3%
	         (Cost $24,090,819)			          26,576,153

               Liabilities, less cash and
                 receivables-(0.3%) (A)                              (92,628)
                                                           -----------------
               TOTAL NET ASSETS-100.0%                           $26,483,525
                                                           =================


          *  Non-income producing security.

          (A) Percentages for the various classifications relate to net assets.

	  ADR-American Depositary Receipt



                             Reynolds Opportunity Fund
                              SCHEDULE OF INVESTMENTS
                                  June 30, 2007
                                   (Unaudited)


PRINCIPAL AMOUNT                                                    VALUE
------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS-101.7% (A)

        U.S. Treasury Securities-87.7%
 $3,700,000    U.S. Treasury Bill, 4.22%, due 7/05/07             $3,698,265

  1,000,000    U.S. Treasury Bill, 4.17%, due 8/02/07                996,294

                                                           -----------------
               Total U.S. treasury securities
  	         (Cost $4,694,559)			           4,694,559


        Variable Rate Demand Notes-14.0%
    245,000    American Family Financial Services, 4.99%             245,000

    258,127    U.S. Bank, N.A., 5.07%                                258,127

    245,000    Wisconsin Corporate Central Credit Union, 4.99%       245,000

                                                           -----------------
               Total variable rate demand notes
 		 (Cost $748,127)		                     748,127
                                                           -----------------
               Total investments-101.7%
  		 (Cost $5,442,686)                                 5,442,686

               Liabilities, less cash and
                 Receivables-(1.7%) (A)                              (90,654)
                                                           -----------------
               TOTAL NET ASSETS-100.0%                            $5,352,032
                                                           =================


          (A) Percentages for the various classifications relate to net assets.





                                    Reynolds Fund
                               SCHEDULE OF INVESTMENTS
                                   June 30, 2007
                                    (Unaudited)


PRINCIPAL AMOUNT                                                     VALUE
------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS-101.2% (A)

        U.S. Treasury Securities-89.0 %
 $2,600,000    U.S. Treasury Bill, 4.22%, due 7/05/07             $2,598,781

  1,600,000    U.S. Treasury Bill, 4.17%, due 8/02/07              1,594,069
                                                           -----------------
               Total U.S. treasury securities
		 (Cost $4,192,850)                                 4,192,850


        Variable Rate Demand Notes-12.2%
    118,318    American Family Financial Services, 4.99%             118,318

    229,000    U.S. Bank, N.A., 5.07%                                229,000

    229,000    Wisconsin Corporate Central Credit Union, 4.99%       229,000

                                                           -----------------
               Total variable rate demand notes
	         (Cost $576,318)				     576,318
                                                           -----------------
               Total investments-101.2%
  		 (Cost $4,769,168)				   4,769,168

               Liabilities, less cash and
                 receivables-(1.2%) (A)                              (55,296)
                                                           -----------------
               TOTAL NET ASSETS-100.0%                            $4,713,872
                                                           =================



          (A) Percentages for the various classifications relate to net assets.

As of June 30, 2007, investment cost for federal tax purposes and the tax components of unrealized appreciation/depreciation were as follows:


								      Net
				     Gross   	     Gross	      Unrealized
		     Cost of	     Unrealized	     Unrealized	      Appreciation/
 		     Investments     Appreciation    Depreciation     (Depreciation)
		     -----------     ------------    ------------     --------------

Reynolds Blue Chip   $ 24,091,872    $2,556,998      $  72,717       $  2,484,281
  Growth Fund



As of June 30, 2007, the cost of investments for federal tax purposes were equal to the cost for financial reporting purposes. The tax components of unrealized appreciation/depreciation were as follows:


								      Net
				     Gross   	     Gross	      Unrealized
		     Cost of	     Unrealized	     Unrealized	      Appreciation/
 		     Investments     Appreciation    Depreciation     (Depreciation)
		     -----------     ------------    ------------     --------------

Reynolds Opportunity   $5,442,686         0                0              0
Fund

Reynolds Fund	       $4,769,168         0                0              0





THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.




Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.








SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Reynolds Funds, Inc.
                   -------------------

     By (Signature and Title)  /s/ Frederick L. Reynolds
                               ---------------------------
                                Frederick L. Reynolds, President

     Date   8/27/07
           --------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)       /s/ Frederick L. Reynolds
                                   ---------------------------
                                    Frederick L. Reynolds, President

     Date   8/27/07
           --------------

     By (Signature and Title)       /s/ Frederick L. Reynolds
                                   ------------------------
 						Frederick L. Reynolds, Treasurer

     Date   8/27/07
           --------------